17. COMMITMENTS: Schedule of future minimum lease payments (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Total future minimum lease payments	$ 122,007
Not later than one year
Total future minimum lease payments	38,447
Later than one year and not later than five years
Total future minimum lease payments	$ 83,560